Matthews Emerging Markets Small Companies Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 100.9%

	Shares	Value

CHINA/HONG KONG: 27.6%
Silergy Corp.	168,000	$24,436,200
Ginlong Technologies Co., Ltd. A Shares	369,437	13,702,032
Ginlong Technologies Co., Ltd. A Shares	232,294	8,629,468
Peijia Medical, Ltd.[b,c,d]	2,526,000	6,602,628
SITC International Holdings Co., Ltd.	1,823,000	6,486,938
Innovent Biologics, Inc.[b,c,d]	591,500	5,696,294
Airtac International Group	160,000	4,977,919
Centre Testing International Group Co., Ltd. A Shares	1,134,574	4,457,377
Flat Glass Group Co., Ltd. H Shares	948,000	4,435,980
Yantai China Pet Foods Co., Ltd. A Shares	673,950	3,324,304
OPT Machine Vision Tech Co., Ltd. A Shares	52,973	3,079,647
AK Medical Holdings, Ltd.[b,d]	2,156,000	2,983,005
Medlive Technology Co., Ltd.[b,c,d]	609,500	2,947,811
Asymchem Laboratories (Tianjin) Co., Ltd. A Shares	40,514	2,795,463
Hongfa Technology Co., Ltd. A Shares	264,400	2,553,303
ASM Pacific Technology, Ltd.	230,500	2,516,206
RemeGen Co., Ltd. H Shares[b,c,d]	177,000	2,226,561
Xtep International Holdings, Ltd.	1,375,500	1,931,330
Hua Hong Semiconductor, Ltd.[b,c,d]	350,000	1,795,208
Kingdee International Software Group Co., Ltd.[c]	532,000	1,771,379
InnoCare Pharma, Ltd.[b,c,d]	296,000	792,774
Provident Acquisition Corp.[c]	17,000	170,340

Total China/Hong Kong		108,312,167

INDIA: 26.6%
Shriram City Union Finance, Ltd.	943,533	25,845,387
Phoenix Mills, Ltd.	1,189,744	15,350,185
Lemon Tree Hotels, Ltd.[b,c,d]	15,167,960	9,219,871
Ashok Leyland, Ltd.	4,900,968	8,782,281
Indian Railway Catering & Tourism Corp., Ltd.	147,154	7,526,439
Finolex Cables, Ltd.	1,126,137	7,353,013
Marico, Ltd.	784,554	5,789,046
Dr. Lal PathLabs, Ltd.[b,d]	110,855	5,472,579
HEG, Ltd.	161,336	4,859,676
Galaxy Surfactants, Ltd.[d]	94,171	4,155,130
GMR Infrastructure, Ltd.[c]	7,483,413	3,855,476
Crompton Greaves Consumer Electricals, Ltd.	533,167	3,435,258
Bandhan Bank, Ltd.[b,d]	769,771	2,914,953

Total India		104,559,294

TAIWAN: 9.7%
Andes Technology Corp.	497,000	6,982,975
ASMedia Technology, Inc.	101,000	5,965,826
Formosa Sumco Technology Corp.	1,022,000	5,840,635
Yageo Corp.	366,000	5,736,594
M31 Technology Corp.	412,000	5,686,637
Sporton International, Inc.	564,900	4,426,908
Accton Technology Corp.	371,000	3,496,514

Total Taiwan		38,136,089

SOUTH KOREA: 8.9%
Ecopro BM Co., Ltd.	44,839	17,409,221
Hugel, Inc.[c]	78,813	11,398,248

	Shares	Value
Solus Advanced Materials Co., Ltd.	102,305	$6,091,785

Total South Korea		34,899,254

VIETNAM: 7.6%
Military Commercial Joint Stock Bank[c]	9,480,069	11,522,813
Mobile World Investment Corp.	2,040,907	11,425,911
FPT Corp.	1,223,140	4,989,255
Nam Long Investment Corp.	1,035,112	1,907,862

Total Vietnam		29,845,841

INDONESIA: 4.9%
PT Mitra Adiperkasa[c]	124,419,500	6,742,446
PT Bank Tabungan Negara Persero[c]	66,946,000	6,580,396
PT Summarecon Agung[c]	100,922,016	5,891,923

Total Indonesia		19,214,765

RUSSIA: 3.6%
TCS Group Holding PLC GDR[d]	58,618	5,330,226
Ozon Holdings PLC ADR[c]	90,000	4,540,500
Moscow Exchange MICEX-RTS PJSC	1,742,160	4,149,135

Total Russia		14,019,861

PHILIPPINES: 2.3%
Cebu Air, Inc.[c]	7,709,500	5,870,994
Wilcon Depot, Inc.	5,801,600	3,120,097

Total Philippines		8,991,091

MEXICO: 2.2%
GCC SAB de CV	623,600	4,672,129
Banco del Bajio SAb,d	2,204,500	4,165,177

Total Mexico		8,837,306

BRAZIL: 2.1%
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SAc	2,270,500	6,233,113
YDUQS Participacoes SA	477,000	2,081,168

Total Brazil		8,314,281

CHILE: 1.9%
Parque Arauco SAc	4,128,577	4,208,521
Lundin Mining Corp.	429,200	3,087,014

Total Chile		7,295,535

UNITED STATES: 1.4%
Legend Biotech Corp. ADR[c]	104,959	5,306,727

Total United States		5,306,727

BANGLADESH: 1.2%
BRAC Bank, Ltd.	8,321,833	4,587,212

Total Bangladesh		4,587,212

UNITED KINGDOM: 0.7%
Pepco Group NVb,c,d	200,000	2,564,586

Total United Kingdom		2,564,586

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Small Companies Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

UNITED ARAB EMIRATES: 0.2%
Network International Holdings PLC[b,c,d]	186,102	$910,989

Total United Arab Emirates		910,989

TOTAL COMMON EQUITIES		395,794,998

(Cost $284,143,819)

RIGHTS: 0.0%

CHINA/HONG KONG: 0.0%
Airtac International Group, Rights, expires 10/08/21[c]	7,432	39,691

TOTAL RIGHTS		39,691

(Cost $0)

TOTAL INVESTMENTS: 100.9%		395,834,689
(Cost $284,143,819)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.9%)		(3,426,042)

NET ASSETS: 100.0%		$392,408,647

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $48,292,436, which is 12.31% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS